Unsecured Exchangeable Senior Notes (Narrative) (Details) (USD $)	12 Months Ended						0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 2.875% Exchangeable Senior Notes	Dec. 31, 2012 Three Point Seven Five Zero Percent Exchangeable Senior Notes [Member]	Dec. 31, 2013 3.625% Exchangeable Senior Notes [Member]	May 18, 2013 Three Point Seven Five Zero Percent Exchangeable Senior Notes [Member]	May 18, 2013 Redeemed amount [Member] Three Point Seven Five Zero Percent Exchangeable Senior Notes [Member]	May 18, 2013 Submitted for Exchange [Member] Three Point Seven Five Zero Percent Exchangeable Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Carrying Amount of Equity Component	$ 91,900,000	$ 148,500,000
Debt Instrument Convertible Initial Carrying Amount Of The Equity Component	230,300,000
Deferred Financing Costs Equity Component	1,000,000
Debt Instrument, Face Amount				862,500,000	450,000,000	747,500,000
Coupon/Stated Rate (percent)	3.625%			2.875%	3.75%	3.625%	3.75%
Convertible Debt Effective Interest Rate				5.63%	5.958%	6.555%
Notes redemption date							May 18, 2013
Debt instrument redemption price percentage of principal (percent)							100.00%
Amount paid for repurchase	0	224,261,000	0					990,000	449,010,000
Convertible Notes Payable	744,880,000	1,170,356,000
Net Of Adjustment For Equity Component Allocation	2,438,000	25,500,000
Debt Instrument, Convertible, Interest Expense	34,800,000	48,400,000	66,300,000
Interest Expense Adjustment Related To Convertible Debt	23,100,000	29,100,000	38,800,000
Shares issued							419,116
Gains (losses) from early extinguishments of debt	$ 122,000	$ (4,453,000)	$ (1,494,000)				$ (100,000)